Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued payroll liabilities	$ 2,983	$ 1,198
Accrued research and development	1,496	300
Accrued construction in progress (BlueWalker 3 satellite)	1,260	1,604
Accrued professional services	606	320
Accrued taxes payable	180	34
Accrued leasehold improvements		247
Other	944	519
Total accrued expenses and other current liabilities	$ 7,469	$ 4,222